Fair Value Measurements - Assets and Liabilities Carried at Fair Value Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other assets
Assets:
Equity securities	$ 678	$ 1,790
Private equities	1,000	1,000
Accrued expenses and other current liabilities
Liabilities:
Derivative financial instruments		5
Fair Value Measurements, Level 1 | Other assets
Assets:
Equity securities	678	1,790
Fair Value Measurements, Level 2 | Accrued expenses and other current liabilities
Liabilities:
Derivative financial instruments		5
Fair Value Measurements, Level 3 | Other assets
Assets:
Private equities	$ 1,000	$ 1,000